As filed with the Securities and Exchange Commission on February 13, 2013

Registration No. 333-135371 and 811-21913

_____________

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Pre-Effective Amendment [_]

Post-Effective Amendment No. 45 [X]

and/or

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

Amendment No. 47 [X]

(Check appropriate box or boxes)

DUNDEEWEALTH FUNDS

(Exact Name of Registrant as Specified in Charter)

1160 WEST SWEDESFORD ROAD, SUITE 140

BERWYN, PA 19312

(Address of Principal Executive Offices, including Zip Code)

DAVID LEBISKY

DUNDEEWEALTH US, LP

1160 WEST SWEDESFORD ROAD, SUITE 140

BERWYN, PA 19312

(Name and Address of Agent for Service)

COPY TO:

JOSHUA DERINGER, ESQ.

DRINKER BIDDLE & REATH LLP

ONE LOGAN SQUARE, STE. 2000

PHILADELPHIA, PA 19103-6996

It is proposed that this filing will become effective (check appropriate box):

[X] Immediately upon filing pursuant to paragraph (b)

[_]On (date) pursuant to paragraph (b)

[_] 60 days after filing pursuant to paragraph (a)(1)

[_] On (date) pursuant to paragraph (a)(1)

[_] 75 days after filing pursuant to paragraph (a)(2)

[_] On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 45 is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summaries first provided in Post-Effective Amendment No. 44 to the Trust’s Registration Statement filed with the Securities and Exchange Commission pursuant to Rule 485(b) under the Securities Act of 1933, as amended, on January 28, 2013 (SEC Accession No. 0001534424-13-000023).

February 13, 2013

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 45 (the “Amendment”) to be signed on its behalf by the undersigned, thereto duly authorized in the City of Berwyn, Commonwealth of Pennsylvania on the 13th day of February 2013.

DUNDEEWEALTH FUNDS

By: /s/Amy Duling

Name: Amy Duling

Title: President

Pursuant to the requirements of the 1933 Act, this Amendment to the registration statement has been signed below by the following persons in the capacities indicated on the 13th day of February 2013.

John Pereira	Trustee
John Pereira*

Gary Shugrue	Trustee
Gary Shugrue*

James Patton	Trustee
James Patton*

Malcolm MacColl___________	Trustee
Malcolm MacColl*

/s/ Amy Duling	President
Amy Duling

/s/ John Leven	Treasurer (Principal Financial Officer)
John Leven

*By: /s/ Joshua B. Deringer

Joshua B. Deringer

Attorney-In-Fact (pursuant to Power of Attorney)

EXHIBIT INDEX

Exhibit No.	Description
101.INS	XBRL Instance Document
101.SCH	XBRL Taxonomy Extension Schema Document
101.CAL	XBRL Taxonomy Extension Calculation Linkbase
101. DEF	XBRL Taxonomy Extension Definition Linkbase
101. LAB	XBRL Taxonomy Extension Labels Linkbase
101.PRE	XBRL Taxonomy Extension Presentation Linkbase